CAPITAL STRUCTURE AND FINANCIAL ITEMS - SHARE CAPITAL, DISTRIBUTION TO SHAREHOLDERS AND EARNINGS PER SHARE - Earnings Per Share (Details) - DKK
DKK / shares in Units, shares in Thousands, DKK in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net profit for the year	DKK 38,130	DKK 37,925	DKK 34,860
Average number of shares outstanding (in shares)	2,473,218	2,529,945	2,571,219
Dilutive effect of average outstanding joint share pool (in shares)	4,875	4,784	6,479
Average number of shares outstanding, including dilutive effect of outstanding joint share pool (in shares)	2,478,093	2,534,729	2,577,698
Basic earnings per share (DKK per share)	DKK 15.42	DKK 14.99	DKK 13.56
Diluted earnings per share (DKK per share)	DKK 15.39	DKK 14.96	DKK 13.52